PSF PGIM LADDERED ALLOCATION S&P 500 BUFFER 20 PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 100.7%
Affiliated Exchange-Traded Funds
PGIM S&P 500 Buffer 20 ETF - January*	2,044	$62,192
PGIM S&P 500 Buffer 20 ETF - February*	2,071	62,214
PGIM S&P 500 Buffer 20 ETF - March*	2,052	62,215
PGIM S&P 500 Buffer 20 ETF - April*	2,098	61,687
PGIM S&P 500 Buffer 20 ETF - May	2,050	62,036
PGIM S&P 500 Buffer 20 ETF - June*	2,080	62,122
PGIM S&P 500 Buffer 20 ETF - July*	2,090	62,107
PGIM S&P 500 Buffer 20 ETF - August*	2,096	62,134
PGIM S&P 500 Buffer 20 ETF - September*	2,131	62,127
PGIM S&P 500 Buffer 20 ETF - October*	2,160	62,160
PGIM S&P 500 Buffer 20 ETF - November*	2,151	62,178
PGIM S&P 500 Buffer 20 ETF - December*	2,145	62,224

Total Long-Term Investments (cost $729,312)		745,396

	Shares	Value
Short-Term Investment — 0.9%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.781%) (cost $6,318)	6,318	$6,318

TOTAL INVESTMENTS—101.6% (cost $735,630)(wa)		751,714

Liabilities in excess of other assets — (1.6)%		(11,691)

Net Assets — 100.0%		$740,023

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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